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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 10
This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

/s/Alex R. Lieblong       Little Rock, AR        August 14, 2009

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $75,202
                                         (thousands)

List of Other Included Managers:  None.

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                                                 FORM 13F INFORMATION TABLE

                                                                                 Sh/
                                                                                 Prn                       Voting Authority
                                                               Value            Put/ Investment  Other   ---------------------
Name                              Title of Class     Cusip    (x1000)  Shares   Call Discretion Managers   Sole    Shared None
--------------------------------- --------------- ----------- ------- --------- ---- ---------- -------- --------- ------ ----
Bank of America Corporation       Common Stock    060505-10-4 $ 6,534   495,000  SH     Sole      N/A      495,000
Bank of America Corporation       Preferred Stock 060505-72-4 $   129     7,000  SH     Sole      N/A        7,000
Bank of America Corporation       Preferred Stock 060505-55-9 $    41     2,000  SH     Sole      N/A        2,000
Churchill Downs Inc.              Common Stock    171484-10-8 $   990    29,400  SH     Sole      N/A       29,400
Comcast Corp. Cl A                Common Stock    20030N-10-1 $ 5,350   370,000  SH     Sole      N/A      370,000
Comcast Corp.-Special Cl A        Common Stock    20030N-20-0 $17,484 1,240,000  SH     Sole      N/A    1,240,000
Countrywide CAP V                 Preferred Stock 222388-20-9 $   897    52,600  SH     Sole      N/A       52,600
General Communication Inc.        Common Stock    369385-10-9 $ 3,132   451,957  SH     Sole      N/A      451,957
General Growth Properties Inc.    Common Stock    370021-10-7 $   214   117,000  SH     Sole      N/A      117,000
Global Crossing Ltd               Common Stock    G3921A-17-5 $ 5,902   642,936  SH     Sole      N/A      642,936
Hertz Global Holdings Inc.        Common Stock    42805T-10-5 $     5       605  SH     Sole      N/A          605
Home Bancshares                   Common Stock    436893-20-0 $ 7,051   370,332  SH     Sole      N/A      370,332
Lakes Entertainment Inc.          Common Stock    51206P-10-9 $ 4,925 1,692,295  SH     Sole      N/A    1,692,295
Lodgenet Entertainmant Corp       Common Stock    540211-10-9 $ 7,206 2,113,092  SH     Sole      N/A    2,113,092
Lodgian Inc.                      Common Stock    54021P-40-3 $ 3,906 3,004,853  SH     Sole      N/A    3,004,853
MGIC Investment Corp.-Wis         Common Stock    552848-10-3 $11,108 2,524,572  SH     Sole      N/A    2,524,572
Mirant TR I 6.25% Conv PFD Ser A  Preferred Stock 60467Q-99-5 $     3   261,400  SH     Sole       NA      261,400
Moneygram Intl. Inc.              Common Stock    609358-10-9 $   119    67,027  SH     Sole      N/A       67,027
TW Telecom Inc.                   Common Stock    87311L-10-4 $   206    20,000  SH     Sole      N/A       20,000
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